Non-Controlling Interests (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Salazar Resources Ltd. [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	25.00%
Percentage of non-controlling interests	15.20%	13.60%
El Domo Project [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	100.00%
Percentage of non-controlling interests	25.00%